Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020			$ 21,977,682	$ (4,927,367)	$ (148,537)		$ 16,901,778
Balance, shares at Dec. 31, 2020	[1]	714,286
Ordinary Shares issued for the acquisitions
Ordinary Shares issued for the acquisitions, shares	[1]	227,679
Capital Contributions			1,408,013				1,408,013
Disposal of subsidiaries						31,349	31,349
Net Loss				(1,081,946)		(35,640)	(1,117,586)
Foreign Currency Translation Adjustment					402,273		402,273
Balance at Dec. 31, 2021			23,385,695	(6,009,313)	253,736	(4,291)	17,625,827
Balance, shares at Dec. 31, 2021	[1]	941,965
Ordinary Shares issued for the acquisitions			15,132,000				15,132,000
Ordinary Shares issued for the acquisitions, shares	[1]	799,330
Capital Contributions			53,839				53,839
Net Loss				(11,072,016)		(147,835)	(11,219,851)
Foreign Currency Translation Adjustment					(1,535,600)		(1,535,600)
Balance at Dec. 31, 2022			38,571,534	(17,081,329)	(1,281,864)	(152,126)	20,056,215
Balance, shares at Dec. 31, 2022	[1]	1,741,295
Ordinary Shares issued for the acquisitions			5,772,425				5,772,425
Ordinary Shares issued for the acquisitions, shares	[1]	47,033
Capital Contributions			171,874				171,874
Net Loss				(16,066,384)		(246,321)	(16,312,705)
Foreign Currency Translation Adjustment					(671,902)		(671,902)
Issuance of ordinary shares on conversion of convertible notes
Issuance of ordinary shares on conversion of convertible notes, shares	[1]	1,134,997
Balance at Dec. 31, 2023			$ 44,515,833	$ (33,147,713)	$ (1,953,766)	$ (398,447)	$ 9,015,907
Balance, shares at Dec. 31, 2023	[1]	2,923,325

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)